PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Allowance for credit losses	$ 187	$ 192
Recognized credit losses	$ 5	$ 0	$ 83